Related Parties Transactions (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Parties Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 7,175,988	$ 18,354
LiMing Yung [Member]
Related Parties Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	15,000	15,000
Xinrong Zhuo [Member]
Related Parties Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	3,354	3,354
Advance from Xinrong Zhuo [Member]
Related Parties Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 7,157,634